Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss attributable to redeemable noncontrolling interest	$ (6,051)	$ (3,456)	$ (1,925)
Noncontrolling interest, ownership percentage by parent	95.70%
Payment to redeem a noncontrolling interest	$ 10,800	$ 6,400
Payments to acquire noncontrolling interest	$ 10,800
iStar Net Lease I LLC | Net Lease
Noncontrolling interest, ownership percentage by parent			72.00%